STOCK-BASED COMPENSATION (Details 2) (USD $)	Dec. 31, 2011 Y
Base Price - $ 32
Stock-based compensation
Base Price (in dollars per share)	$ 32.00
SARs Outstanding (in shares)	360,000
Remaining Life (in years)	1
Currently Exercisable (in shares)	360,000
Base Price - $ 26.49
Stock-based compensation
Base Price (in dollars per share)	$ 26.49
SARs Outstanding (in shares)	50,000
Remaining Life (in years)	2
Currently Exercisable (in shares)	50,000
Base Price - $ 41.05
Stock-based compensation
Base Price (in dollars per share)	$ 41.05
SARs Outstanding (in shares)	111,700
Remaining Life (in years)	4
Currently Exercisable (in shares)	111,700
Base Price - $ 48.60
Stock-based compensation
Base Price (in dollars per share)	$ 48.60
SARs Outstanding (in shares)	38,400
Remaining Life (in years)	5
Currently Exercisable (in shares)	38,400
Base Price - $ 45.70
Stock-based compensation
Base Price (in dollars per share)	$ 45.70
SARs Outstanding (in shares)	35,070
Remaining Life (in years)	5
Currently Exercisable (in shares)	35,070
Base Price - $ 43.46
Stock-based compensation
Base Price (in dollars per share)	$ 43.46
SARs Outstanding (in shares)	186,975
Remaining Life (in years)	6
Currently Exercisable (in shares)	186,975
Base Price - $ 48.05
Stock-based compensation
Base Price (in dollars per share)	$ 48.05
SARs Outstanding (in shares)	3,000
Remaining Life (in years)	6
Currently Exercisable (in shares)	3,000
Base Price - $ 41.12
Stock-based compensation
Base Price (in dollars per share)	$ 41.12
SARs Outstanding (in shares)	2,500
Remaining Life (in years)	6
Currently Exercisable (in shares)	2,500
Base Price - $ 38.59
Stock-based compensation
Base Price (in dollars per share)	$ 38.59
SARs Outstanding (in shares)	313,000
Remaining Life (in years)	7
Currently Exercisable (in shares)	235,600
Base Price - $ 3.50
Stock-based compensation
Base Price (in dollars per share)	$ 3.50
SARs Outstanding (in shares)	830,832
Remaining Life (in years)	8
Currently Exercisable (in shares)	534,710
Base Price - $ 9.54
Stock-based compensation
Base Price (in dollars per share)	$ 9.54
SARs Outstanding (in shares)	5,000
Remaining Life (in years)	8
Currently Exercisable (in shares)	3,333
Base Price - $ 17.48
Stock-based compensation
Base Price (in dollars per share)	$ 17.48
SARs Outstanding (in shares)	8,000
Remaining Life (in years)	9
Currently Exercisable (in shares)	2,666
Base Price - $ 18.36
Stock-based compensation
Base Price (in dollars per share)	$ 18.36
SARs Outstanding (in shares)	328,752
Remaining Life (in years)	9
Currently Exercisable (in shares)	108,354
Base Price - $ 20.40
Stock-based compensation
Base Price (in dollars per share)	$ 20.40
SARs Outstanding (in shares)	1,000
Remaining Life (in years)	9
Currently Exercisable (in shares)	333